UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager
Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place, and Date of Signing:

	Arthur E. Hall		Minden, Nevada		August 4, 1999

Report Type      (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ]		13F NOTICE

[     ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

						FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$172492

FORM 13F INFORMATION TABLE
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHARES
INVESTMENT DISCRETION
MANAGERS
VOTING AUTHORITY








SOLE
SHARED
NONE
















ALLTEL
COM
020039103
 7007
98000
DEFINED 01

X
ALLTEL
COM
020039103
 2646
37000
DEFINED 01



 X
AMWAY ASIA PACIFIC
COM

  235
20000
DEFINED 01

                X
BIG DOG HOLDINGS
BURLINGTON RESOURCES
COM
COM
089128102
122014103
 1334
  865
235000
20000
DEFINED 01
DEFINED 01

X
CAPITAL AUTOMOTIVE REIT
COM
139733109
 4581
355000
DEFINED 01

X
CAPITAL AUTOMOTIVE REIT
COM
139733109
  663
50000
DEFINED 01

                X
CHINA YUCHAI
COM

  251
191600
DEFINED 01

X
ADAPTIVE BROADBAND 5.25% CV

00650MAA2
  455
500000
DEFINED 01




CANNONDALE CORP
COM
137798104
 5402
493000
DEFINED 01

X
DAYRUNNER
COM
239545106
 7077
574000
DEFINED 01

X
EQUIFAX
COM
294429105
 1784
50000
DEFINED 01

X
EQUIFAX
COM
294429105
 1784
50000
DEFINED 01

                X
ENRON OIL & GAS
COM
293562104
  958
47300
DEFINED 01


FOREMOST CORP OF AMERICA
COM
345469100
42243
1920150
DEFINED 01

X
GLACIER WATER SERVICES
COM
376395109
 2870
144400
DEFINED 01

X
GLOBALSTAR LP WARRANTS
COM
379363AD6
  300
3000
DEFINED 01




GRUPO IUSACEL - SP ADR SER D
COM
40049W207
  956
75000
DEFINED 01


GRUPO IUSACEL-SP ADR SER L
COM
40049W306
  130
10000
DEFINED 01

X
LUBRIZOL
COM
549271104
 1090
40000
DEFINED 01

X
MERIDIAN RESOURCES
COM
58977Q109
 3028
706900
DEFINED 01

X
NUEVO ENERGY
COM
670509108
  795
60000
DEFINED 01

X
PLAINS ALL AMERICAN PIPELINE
COM
726503105
 2452
132500
DEFINED 01

X
PLAINS RESOURCES
COM
726540503
 2850
150000
DEFINED 01

X
THE RIGHT START
COM
766574107
 1312
172125
DEFINED 01


RAYCHEM
COM
754603108
 1850
50000
DEFINED 01

X
ROSLYN BANCORP
COM
778162107
  859
50000
DEFINED 01

X
SANTA CRUZ OPERATION
COM
801833104
 4245
650000
DEFINED 01

X
SEAGATE
COM
811804103
 1281
50000
DEFINED 01

X
SHOPKO STORES
COM
824911101
 2390
65700
DEFINED 01

X
SOLUTIA, INC.
COM
834376105
 3197
150000
DEFINED 01

X
TCA CABLE TV INC.
COM
872241104
24365
439000
DEFINED 01

X
TCA CABLE TV INC.
COM
872241104
 8880
160000
DEFINED 01

                  X
TUBOS DE ACERO
COM
898592506
  816
75000
DEFINED 01

X
TV AZTECA ADR
COM
901145102
  778
150000
DEFINED 01

X
UNITEDGLOBALCOM CL A
COM
913247508
16231
235300
DEFINED 01

X


MEDIAONE
COM
58440J104
 7438
100000
DEFINED 01

X
MEDIAONE
VALLEN CORP
COM
COM
58440J104
919260109
 3719
  753
50000
47050
DEFINED 01
DEFINED 01

                  X
X
VASTAR RESOURCES
COM
922380100
 2622
50000
DEFINED 01

X


































TOTAL


172492



